Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	42
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$561,966.89

Principal:
Principal Collections	$10,987,596.35
Prepayments in Full	$4,321,714.53
Liquidation Proceeds	$92,726.28
Recoveries	$34,756.61
Sub Total	$15,436,793.77
Collections	$15,998,760.66

Purchase Amounts:
Purchase Amounts Related to Principal	$230,079.33
Purchase Amounts Related to Interest	$1,101.71
Sub Total	$231,181.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,229,941.70

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	42
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,229,941.70
Servicing Fee	$169,159.62	$169,159.62	$0.00	$0.00	$16,060,782.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,060,782.08
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,060,782.08
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$16,060,782.08
Interest - Class A-4 Notes	$107,527.31	$107,527.31	$0.00	$0.00	$15,953,254.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,953,254.77
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$15,875,521.85
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,875,521.85
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$15,818,695.85
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,818,695.85
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$15,746,347.93
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,746,347.93
Regular Principal Payment	$14,868,869.17	$14,868,869.17	$0.00	$0.00	$877,478.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$877,478.76
Residual Released to Depositor	$0.00	$877,478.76	$0.00	$0.00	$0.00
Total		$16,229,941.70

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,868,869.17
Total					$14,868,869.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,868,869.17	$140.92	$107,527.31	$1.02	$14,976,396.48	$141.94
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$14,868,869.17	$9.24	$314,434.15	$0.20	$15,183,303.32	$9.44

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	42

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$82,713,316.19	0.7839382	$67,844,447.02	0.6430144
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$193,203,316.19	0.1200095	$178,334,447.02	0.1107736

Pool Information
Weighted Average APR	3.334%	3.336%
Weighted Average Remaining Term	22.34	21.60
Number of Receivables Outstanding	23,664	22,706
Pool Balance	$202,991,540.69	$187,237,250.73
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$193,203,316.19	$178,334,447.02
Pool Factor	0.1212929	0.1118793

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$8,902,803.71
Targeted Overcollateralization Amount	$8,902,803.71
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,902,803.71

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	42
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		89	$122,173.47
(Recoveries)		136	$34,756.61
Net Loss for Current Collection Period			$87,416.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5168%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9914%
Second Prior Collection Period			0.3324%
Prior Collection Period			0.6456%
Current Collection Period			0.5376%
Four Month Average (Current and Prior Three Collection Periods)			0.6268%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,690	$14,098,200.85
(Cumulative Recoveries)			$2,137,423.26
Cumulative Net Loss for All Collection Periods			$11,960,777.59
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7147%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,477.72
Average Net Loss for Receivables that have experienced a Realized Loss			$2,102.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.88%	296	$3,516,719.44
61-90 Days Delinquent	0.15%	22	$287,732.79
91-120 Days Delinquent	0.05%	5	$94,787.33
Over 120 Days Delinquent	0.39%	52	$731,342.42
Total Delinquent Receivables	2.47%	375	$4,630,581.98

Repossession Inventory:
Repossessed in the Current Collection Period		9	$151,795.89
Total Repossessed Inventory		16	$272,605.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3701%
Prior Collection Period			0.3085%
Current Collection Period			0.3479%
Three Month Average			0.3422%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	April 2018
Payment Date	5/15/2018
Transaction Month	42

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer